Subsequent Events (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 25, 2018	Jan. 08, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 08, 2017
Subsequent Event [Line Items]
Net loss on repurchases and repayments of debt				$ (29,000,000)	$ (17,000,000)	$ 0
Senior debt | OMFH Notes 2019
Subsequent Event [Line Items]
Issue Amount							$ 700,000,000
Interest rates (as a percent)							6.75%
Subsequent Event | Senior debt | OMFH Notes 2019
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		103.375%
Net loss on repurchases and repayments of debt			$ (1,000,000)
Subsequent Event | Apollo-Värde Group | OM Loans
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction	54,937,500
Sale of stock, percentage of ownership after transaction	40.60%